Schedule of Real Estate Loans and Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Outstanding Face Amount	$ 1,121,085	[1]
Carrying Value	843,132	[1]
Loan Count	33	[1]
Mezzanine Loans
Outstanding Face Amount	527,793
Carrying Value	442,529	[2]	469,326	[2]
Loan Count	17
Wtd. Average Yield	10.10%		10.35%
Weighted Average Coupon	8.57%
Weighted Average Maturity (Years)	2.2	[3]
Floating Rate Loans as a % of Face Amount	67.00%
Delinquent Face Amount	12,000	[4]
Corporate Bank Loans
Outstanding Face Amount	391,904
Carrying Value	208,863	[2]	161,153	[2]
Loan Count	7
Wtd. Average Yield	18.85%		21.79%
Weighted Average Coupon	8.66%
Weighted Average Maturity (Years)	3.6	[3]
Floating Rate Loans as a % of Face Amount	47.80%
Delinquent Face Amount		[4]
B-Notes
Outstanding Face Amount	171,258
Carrying Value	161,610	[2]	152,535	[2]
Loan Count	6
Wtd. Average Yield	10.40%		12.25%
Weighted Average Coupon	5.37%
Weighted Average Maturity (Years)	2.1	[3]
Floating Rate Loans as a % of Face Amount	86.40%
Delinquent Face Amount		[4]
Whole Loans
Outstanding Face Amount	30,130
Carrying Value	30,130	[2]	30,566	[2]
Loan Count	3
Wtd. Average Yield	5.21%		5.31%
Weighted Average Coupon	3.82%
Weighted Average Maturity (Years)	1.1	[3]
Floating Rate Loans as a % of Face Amount	96.60%
Delinquent Face Amount		[4]
Total Real Estate Related Loans Held for Sale
Outstanding Face Amount	1,121,085	[5]
Carrying Value	843,132	[2],[5]	813,580	[2]
Loan Count	33	[5]
Wtd. Average Yield	12.15%	[5]	12.78%
Weighted Average Coupon	7.98%	[5]
Weighted Average Maturity (Years)	2.6	[3],[5]
Floating Rate Loans as a % of Face Amount	64.00%	[5]
Delinquent Face Amount	12,000	[4],[5]
Non-Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	573
Carrying Value	163	[2]	199	[2]
Loan Count	15
Wtd. Average Yield	38.84%		39.80%
Weighted Average Coupon	7.75%
Weighted Average Maturity (Years)	0.7	[3]
Floating Rate Loans as a % of Face Amount	0.00%
Delinquent Face Amount	103	[4]
Non-Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	3,072
Carrying Value	2,308	[2]	2,488	[2]
Loan Count	115
Wtd. Average Yield	15.46%		15.54%
Weighted Average Coupon	10.03%
Weighted Average Maturity (Years)	5.5	[3]
Floating Rate Loans as a % of Face Amount	9.10%
Delinquent Face Amount	346	[4]
Total Residential Mortgage Loans Held For Sale
Outstanding Face Amount	3,645	[6]
Carrying Value	2,471	[2],[6]	2,687	[2]
Loan Count	130	[6]
Wtd. Average Yield	17.00%	[6]	17.34%
Weighted Average Coupon	9.67%	[6]
Weighted Average Maturity (Years)	4.7	[3],[6]
Floating Rate Loans as a % of Face Amount	7.70%	[6]
Delinquent Face Amount	449	[4],[6]
Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	118,746
Carrying Value	100,124	[2]	112,316	[2]
Loan Count	3,172
Wtd. Average Yield	9.48%		9.51%
Weighted Average Coupon	8.66%
Weighted Average Maturity (Years)	6.8	[3]
Floating Rate Loans as a % of Face Amount	0.80%
Delinquent Face Amount	1,558	[4]
Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	153,193
Carrying Value	150,123	[2]	175,120	[2]
Loan Count	5,381
Wtd. Average Yield	7.54%		7.55%
Weighted Average Coupon	9.63%
Weighted Average Maturity (Years)	5.6	[3]
Floating Rate Loans as a % of Face Amount	16.80%
Delinquent Face Amount	2,775	[4]
Residential Mortgage Loans
Outstanding Face Amount	56,131
Carrying Value	42,214	[2]	43,800	[2]
Loan Count	198
Wtd. Average Yield	7.41%		7.92%
Weighted Average Coupon	2.56%
Weighted Average Maturity (Years)	6.2	[3]
Floating Rate Loans as a % of Face Amount	100.00%
Delinquent Face Amount	9,852	[4]
Total Residential Mortgage Loans Held For Investment
Outstanding Face Amount	328,070	[6],[7]
Carrying Value	292,461	[2],[6],[7]	331,236	[2]
Loan Count	8,751	[6],[7]
Wtd. Average Yield	8.19%	[6],[7]	8.26%
Weighted Average Coupon	8.07%	[6],[7]
Weighted Average Maturity (Years)	6.1	[3],[6],[7]
Floating Rate Loans as a % of Face Amount	25.20%	[6],[7]
Delinquent Face Amount	14,185	[4],[6],[7]
Subprime Mortgage Loans Subject to Call
Outstanding Face Amount	406,217
Carrying Value	$ 405,814	[2]	$ 404,723	[2]

[1]	(1) Based on the final extended maturity date of each loan investment as of December 31, 2012.
[2]	(A) The aggregate United States federal income tax basis for such assets at December 31, 2012 was approximately $1.3 billion (unaudited), excluding the securitized subprime mortgage loans, which are fully consolidated for tax purposes. Carrying value includes interest receivable of $0.1 million for the residential housing loans and principal and interest receivable of $4.8 million for the manufactured housing loans.
[3]	(B) The weighted average maturity is based on the timing of expected principal reduction on the assets.
[4]	(C) Includes loans that are 60 days or more past due (including loans that are in foreclosure and borrowers' in bankruptcy) or considered real estate owned ("REO"). As of December 31, 2012 and December 31, 2011, $137.7 million and $117.2 million face amount of real estate related loans, respectively, was on non-accrual status.
[5]	(D) Loans which are more than 3% of the total current carrying value (or $25.3 million) at December 31, 2012 are as follows (See Table Schedule of Large Loans for details).
[6]	(F) Loans acquired at a discount for credit quality.
[7]	(E) The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2012 (See Table Aging Schedule of Past Due Residential Loans Held For Investment). Newcastle's management monitors the credit quality of the Manufactured Housing Loan Portfolios I and II primarily by using the aging analysis, current trends in delinquencies and the actual loss incurrence rate.